PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment, Net (Details) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Construction-in-process of production infrastructure	$ 224	$ 1,044